T. ROWE PRICE Retirement Balanced Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.2%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  429,253 38,526 39,881 92,295,088 432,864
New Income Fund  332,246 29,113 33,795 42,206,805 338,499
International Bond Fund (USD
Hedged)  114,479 12,701 11,781 13,917,182 118,992
Emerging Markets Bond Fund  79,035 5,221 7,891 8,492,680 79,407
Dynamic Global Bond Fund  78,182 6,273 9,281 9,919,415 77,867
High Yield Fund  75,997 5,163 14,712 11,587,300 69,176
U.S. Treasury Long-Term Index
Fund  66,445 5,833 8,081 9,145,709 68,135
Dynamic Credit Fund  29,985 3,278 3,165 3,425,054 30,688
Floating Rate Fund  28,856 1,969 6,836 2,593,285 24,066
Total Bond Mutual Funds (Cost $1,327,286) 1,239,694
EQUITY MUTUAL FUNDS 40.5%
T. Rowe Price Funds:
Value Fund  131,283 12,212 15,341 2,689,599 127,648
Growth Stock Fund  121,699 9,589 17,194 1,119,145 118,876
Hedged Equity Fund  90,729 4,092 10,641 7,069,822 89,433
U.S. Large-Cap Core Fund  85,906 7,132 7,195 2,038,488 85,188
Equity Index 500 Fund  66,853 9,915 9,183 480,549 75,355
Overseas Stock Fund  65,708 3,943 5,209 4,721,260 63,312
International Value Equity Fund  62,604 3,676 5,178 3,385,724 62,771
Real Assets Fund  58,333 4,347 4,921 3,904,207 57,353
International Stock Fund  55,873 2,449 4,808 2,651,004 54,478
Mid-Cap Growth Fund  32,205 3,554 3,508 303,693 30,139
Mid-Cap Value Fund  30,105 4,156 3,439 877,222 28,475
Emerging Markets Discovery Stock
Fund  22,107 1,427 2,021 1,552,546 21,984
Emerging Markets Stock Fund  18,898 1,636 1,672 556,348 18,844
Small-Cap Value Fund  17,570 1,983 1,583 332,368 17,509
Small-Cap Stock Fund  17,445 2,693 3,313 267,929 15,135
New Horizons Fund (2) 13,143 822 1,013 230,618 12,901
Total Equity Mutual Funds (Cost $589,601) 879,401
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  218 12,560 12,504 2,724 265
Total Other Mutual Funds (Cost $273) 265

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 51,547 43,151 45,090 49,608,157 49,608
Total Short-Term Investments (Cost $49,608) 49,608
Total Investments in Securities 100.0%
(Cost $1,966,768) $ 2,168,968
Other Assets Less Liabilities (0.0)% (894)
Net Assets 100.0% $ 2,168,074
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (19) $ 590 $ 1,732
Dynamic Global Bond Fund  (873) 2,693 2,132
Emerging Markets Bond Fund  (726) 3,042 4,067
Emerging Markets Discovery Stock Fund  (25) 471 909
Emerging Markets Stock Fund  134 (18) 371
Equity Index 500 Fund  1,514 7,770 775
Floating Rate Fund  (146) 77 1,607
Growth Stock Fund  11,550 4,782 241
Hedged Equity Fund  3,106 5,253 1,366
High Yield Fund  (801) 2,728 4,091
International Bond Fund (USD Hedged)  (841) 3,593 3,331
International Stock Fund  1,040 964 985
International Value Equity Fund  1,089 1,669 2,016
Limited Duration Inflation Focused Bond Fund  (1,418) 4,966 18,086
Mid-Cap Growth Fund  3,382 (2,112) 196
Mid-Cap Value Fund  4,152 (2,347) 557
New Horizons Fund  794 (51) —
New Income Fund  (3,399) 10,935 12,212
Overseas Stock Fund  1,556 (1,130) 1,987
Real Assets Fund  335 (406) 1,386
Small-Cap Stock Fund  3,328 (1,690) 217
Small-Cap Value Fund  1,771 (461) 281
Transition Fund  (81) (9) —
U.S. Large-Cap Core Fund  6,556 (655) 988
U.S. Treasury Long-Term Index Fund  (1,961) 3,938 2,023
Value Fund  10,724 (506) 2,169
U.S. Treasury Money Fund, 4.44% — — 1,845
Totals $ 40,741# $ 44,086 $ 65,570+

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $32,387 of the net realized gain (loss).
+ Investment income comprised $65,570 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F145-054Q3 02/25